SHARE-BASED COMPENSATION - Non vested shares expense (Details) - Non-vested shares - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2017
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 3,682,812	¥ 7,456,157	¥ 964,953
Total unrecognized compensation expense		¥ 8,427,757
Weighted average period over which unrecognized compensation expense is expected to be recognized		2 years 6 months 26 days
Research and development
SHARE-BASED COMPENSATION
Total-share based compensation expense	516,339	¥ 240,441	118,906
Sales and marketing
SHARE-BASED COMPENSATION
Total-share based compensation expense	258,170	96,058	59,453
General and administrative
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 2,908,303	¥ 7,119,658	¥ 786,594